Other Gains/(Loss) - Net (Tables)	12 Months Ended
Dec. 31, 2017
Other gains/(loss) - net [abstract]
Other gains/(loss) - net

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Loss on disposal of property, plant and equipment-net	(9,393)	(42,031)	(13,017)
Net foreign exchange gain/(loss)	878	(11,851)	23,656
Gain from disposal of joint venture	—	—	10,339
Loss on financial liabilities at fair value through profit or loss	—	—	(1,516)
Forward foreign exchange contracts	37,154	—	—

	28,639	(53,882)	19,462